CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Jin-En Group International Holding Company [Member]	Common Stock	Accumulated Deficit	Additional Paid-In Capital
Beginning balance, shares at Mar. 31, 2017			23,292,298	654
Beginning balance, amount at Mar. 31, 2017	$ 733,761		$ 23,292	$ (9,243,290)
Common stock and warrants issued for cash, shares			3,331,598
Common stock and warrants issued for cash, amount	1,166,063		$ 3,332		$ 1,162,731
Common stock issued to related parties for service, shares			570,108
Common stock issued to related parties for service, amount	142,115		$ 570		141,545
Common stock issued for warrant exercise, shares			514,361
Common stock issued for warrant exercise, amount	45,506		$ 515		44,991
Common stock issued for service, shares			45,000
Common stock issued for service, amount	7,320		$ 45		7,275
Net loss	(2,221,299)			(2,221,299)
Option expense	40,155				40,155
Ending balance, shares at Mar. 31, 2018			27,753,365
Ending balance, amount at Mar. 31, 2018	(86,379)		$ 27,754	(11,464,589)	11,350,456
Common stock issued for service, amount	27,500
Net loss	(439,719)
Ending balance, amount at Jun. 30, 2018	(332,068)
Beginning balance, shares at Mar. 31, 2018			27,753,365
Beginning balance, amount at Mar. 31, 2018	(86,379)		$ 27,754	(11,464,589)	11,350,456
Common stock issued for cash, shares			2,277,142
Common stock issued for cash, amount	643,000		$ 2,277		640,723
Common stock issued to related parties for service, shares			600,418
Common stock issued to related parties for service, amount	130,536		$ 600		129,936
Common stock issued for warrant exercise, shares			1,665,710
Common stock issued for warrant exercise, amount	83,286		$ 1,666		81,620
Common stock issued for service, shares			350,000
Common stock issued for service, amount	77,550		$ 350		77,550
Net loss	(1,368,907)			(1,368,907)
Option expense	38,400				38,400
Ending balance, shares at Mar. 31, 2019			32,646,635
Ending balance, amount at Mar. 31, 2019	(482,164)		$ 32,647	(12,833,496)	12,318,685
Common stock issued for service, amount	9,550
Net loss	(273,738)	$ (273,738)		$ (273,738)
Ending balance, shares at Jun. 30, 2019		(620,560)	33,496	(13,107,234)	12,453,178
Ending balance, amount at Jun. 30, 2019	$ (620,560)		$ 33,495,470